Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May. 31, 2015	May. 31, 2014	May. 31, 2013
Net Sales	[1]	$ 4,594,550	$ 4,376,353	$ 4,078,655
Cost of Sales		2,653,181	2,500,585	2,375,936
Gross Profit		1,941,369	1,875,768	1,702,719
Selling, General and Administrative Expenses		1,422,944	1,390,128	1,309,235
Loss Contingency				65,134
Restructuring Expense				20,072
Interest Expense		87,615	80,951	79,846
Investment (Income), Net		(18,577)	(15,715)	(6,178)
Other (Income) Expense, Net		(3,866)	(4,083)	57,719
Income (Expense) Before Income Taxes	[2]	453,253	424,487	176,891
Provision for Income Taxes		224,925	118,503	67,040
Net Income		228,328	305,984	109,851
Less: Net (Loss) Income Attributable to Noncontrolling Interests		(11,156)	14,324	11,248
Net Income Attributable to RPM International Inc. Stockholders		$ 239,484	$ 291,660	$ 98,603
Average Number of Shares of Common Stock Outstanding:
Basic		129,933	129,438	128,956
Diluted		134,893	132,288	129,801
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic		$ 1.81	$ 2.20	$ 0.75
Diluted		1.78	2.18	0.74
Cash Dividends Declared per Share of Common Stock		$ 1.020	$ 0.945	$ 0.890

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.